Share-based Compensation (Details) - Schedule of information about share option plans - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of information about share option plans [Abstract]
Weighted-average grant-date fair value per share of options granted (in Yuan Renminbi per share)
Total intrinsic value of options exercised	¥ 5,703	¥ 16,884	¥ 270,419
Total fair value of share options vested